Consolidated Statements of Changes in Stockholders' (Deficit) Equity (Parenthetical) - Sep. 30, 2013 - $ / shares	Total
Issuance of common stock and warrants	2,500,000
Issuance of common stock and warrants value per share	$ 0.50
Issuance of common stock and warrants one	500,000
Issuance of common stock and warrants value per share one	$ 0.50
Issuance of common stock and warrants two	1,000,000
Issuance of common stock and warrants value per share two	$ 0.50
Grant of warrant to purchase common stock	145,985